Income Taxes - Summary of Effect of Temporary Differences and Loss Carryforwards (Details) - Temporary Differences Between Assets and Liabilities - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Deferred Tax Assets And Liabilities [Line Items]
Net deferred taxes, Beginning balance	$ (33,536)	$ (35,924)
Net deferred taxes, Recognized in profit or loss	(9,879)	(1,593)
Net deferred taxes, Recognized in equity	2,210	4,511
Net deferred taxes, Recognized in other comprehensive income	1,092	(5,124)
Net deferred taxes, Business combinations and assets held for sale	(55,918)	(1,105)
Net deferred taxes, Ending balance	(96,031)	(33,536)
Net deferred taxes, Disposal of consolidated entity		5,699
Other
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	5,340	829
Deferred tax asset, Recognized in profit or loss	9,024
Deferred tax asset, Recognized in equity	2,210	4,511
Business combinations and assets held for sale	(12,918)
Deferred tax asset, Ending balance	3,656	5,340
Deferred tax liability, Beginning balance	(813)	381
Deferred tax liability, Recognized in profit or loss	(2,185)	(922)
Deferred tax liability, Business combinations and assets held for sale		12
Deferred tax liability, Ending balance	(2,998)	(813)
Deferred tax liability, Disposal of consolidated entity		(284)
Loss Carryforwards
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	35,157	30,494
Deferred tax asset, Recognized in profit or loss	(8,092)	5,677
Business combinations and assets held for sale	15,802
Deferred tax asset, Ending balance	42,867	35,157
Deferred tax asset, Disposal of consolidated entity		(1,014)
Deferred Tax Asset
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	40,497	31,323
Deferred tax asset, Recognized in profit or loss	932	5,677
Deferred tax asset, Recognized in equity	2,210	4,511
Business combinations and assets held for sale	2,884
Deferred tax asset, Ending balance	46,523	40,497
Deferred tax asset, Disposal of consolidated entity		(1,014)
Intangibles
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	(25,428)	(42,703)
Deferred tax liability, Recognized in profit or loss	4,359	10,310
Deferred tax liability, Business combinations and assets held for sale	(57,094)
Deferred tax liability, Ending balance	(78,163)	(25,428)
Deferred tax liability, Disposal of consolidated entity		6,965
Property, Plant and Equipment
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	1,071	(1,126)
Deferred tax liability, Recognized in profit or loss	(11,384)	3,577
Deferred tax liability, Business combinations and assets held for sale	(563)	(1,117)
Deferred tax liability, Ending balance	(10,876)	1,071
Deferred tax liability, Disposal of consolidated entity		(263)
Other Long-term Liabilities
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	2,783
Deferred tax liability, Recognized in profit or loss	(2,783)	2,783
Deferred tax liability, Ending balance		2,783
Biological Assets
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	(29,780)	(20,615)
Deferred tax liability, Recognized in profit or loss	(10,070)	(9,460)
Deferred tax liability, Ending balance	(39,850)	(29,780)
Deferred tax liability, Disposal of consolidated entity		295
Investments
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	(21,866)	(3,184)
Deferred tax liability, Recognized in profit or loss	11,252	(13,558)
Deferred tax liability, Recognized in other comprehensive income	1,092	(5,124)
Deferred tax liability, Business combinations and assets held for sale	(1,145)
Deferred tax liability, Ending balance	(10,667)	(21,866)
Deferred Tax Liability
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability, Beginning balance	(74,033)	(67,247)
Deferred tax liability, Recognized in profit or loss	(10,811)	(7,270)
Deferred tax liability, Recognized in other comprehensive income	1,092	(5,124)
Deferred tax liability, Business combinations and assets held for sale	(58,802)	(1,105)
Deferred tax liability, Ending balance	$ (142,554)	(74,033)
Deferred tax liability, Disposal of consolidated entity		$ 6,713